Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	49.00%	53.00%
Inactive and retired members	51.00%	47.00%
Total	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	26.00%	21.00%
Inactive and retired members	74.00%	79.00%
Total	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	42.00%	45.00%
Inactive and retired members	58.00%	55.00%
Total	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	3.00%	4.00%
Inactive and retired members	97.00%	96.00%
Total	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	40.00%	43.00%
Inactive and retired members	60.00%	57.00%
Total	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	36.00%	40.00%
Inactive and retired members	64.00%	60.00%
Total	100.00%	100.00%